Form N-CSR Cover	6 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Sector Funds (Invesco Sector Funds)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024